Loan Receivables (Tables)	6 Months Ended
Sep. 30, 2025
Loans Receivable [Member]
Loan Receivables [Line Items]
Schedule of Loan Receivables
	As of	As of
	September 30,	March 31,
	2025	2025

Loan receivables	$2,697,008	$11,941,378
Less: allowance for uncollectible loan receivables	—	—
Loan receivables, net	$2,697,008	$11,941,378